ACQUISITIONS (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Thousands					12 Months Ended
	Sep. 28, 2020 USD ($) $ / shares shares	Sep. 07, 2020 $ / shares shares	Aug. 19, 2020 USD ($)	Aug. 19, 2020 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses, gross | $						$ 87
Acquisition related costs | $					$ 32
Share Exchange Agreement [Member]
Business Acquisition [Line Items]
Shares acquired as percentage of issued capital		35.40%
Ocean Partners Y.O.D Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		92.50%	7.50%	7.50%
Payments to acquire businesses, gross			$ 87	₪ 300
Shares issued for acquisition | shares	1,254,498
Warrants issued | shares	1,254,498
Exercise price of warrants | $ / shares	$ 1.00
Ocean Partners Y.O.D Ltd [Member] | Share Exchange Agreement [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		92.50%
Payments to acquire businesses, gross | $	$ 87
Shares issued for acquisition | shares		1,254,498
Warrants issued | shares		1,254,498
Exercise price of warrants | $ / shares		$ 1.00
Ocean Partners Y.O.D Ltd [Member] | NIS [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross | $			$ 300